Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 562.7	$ 365.0
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	37.9	45.8
Restricted short-term investments - Asbestos	175.8	178.4
Accounts and other receivables, net	391.8	366.1
Inventories	347.1	337.8
Prepaid expenses and other current assets	100.6	68.2
Assets held for sale	73.1	55.4
Insurance receivable - Asbestos	5.5	5.1
Workers’ compensation - Asbestos	2.3	1.6
Total current assets	1,701.8	1,428.4
Property, plant and equipment, net	2,169.0	2,037.8
Operating lease right-of-use-assets	70.4	60.9
Goodwill	193.7	192.6
Intangible assets, net	145.6	149.2
Insurance receivable - Asbestos	23.2	26.4
Workers’ compensation - Asbestos	16.5	13.6
Deferred income taxes	600.4	690.4
Deferred income taxes - Asbestos	284.5	294.0
Other assets	24.8	19.3
Total assets	5,229.9	4,912.6
Current liabilities:
Accounts payable and accrued liabilities	446.4	463.3
Accrued payroll and employee benefits	133.3	143.3
Operating lease liabilities	21.6	19.0
Long-term debt, current portion	9.4	7.5
Accrued product warranties	7.3	7.3
Income taxes payable	10.3	13.0
Asbestos liability	119.4	116.7
Workers’ compensation - Asbestos	2.3	1.6
Other liabilities	60.2	26.0
Total current liabilities	810.2	797.7
Long-term debt	1,110.1	1,115.1
Deferred income taxes	121.1	107.5
Operating lease liabilities	63.9	59.4
Accrued product warranties	26.9	28.9
Asbestos liability	864.2	873.0
Workers’ compensation - Asbestos	16.5	13.6
Other liabilities	55.5	58.5
Total liabilities	3,068.4	3,053.7
Commitments and contingencies (Note 14)
Shareholders’ equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 429,818,781 shares issued and outstanding at 31 March 2025 and 433,784,634 shares issued and outstanding at 31 March 2024	222.1	224.7
Additional paid-in capital	271.9	256.5
Retained earnings	1,725.7	1,446.0
Accumulated other comprehensive loss	(58.2)	(68.3)
Total shareholders’ equity	2,161.5	1,858.9
Total liabilities and shareholders’ equity	$ 5,229.9	$ 4,912.6